Annual Total Returns[BarChart] - DWS Government Money Market Series - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.10%	0.15%	0.08%	0.05%	0.11%	0.32%	0.81%	1.79%	2.18%	0.40%